THE VANTAGEPOINT FUNDS

Vantagepoint Growth Fund

Vantagepoint Diversifying Strategies Fund

Supplement dated October 2, 2015 to the Prospectus dated May 1, 2015, as supplemented

This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus and any supplements thereto.

I.	Vantagepoint Growth Fund

At a meeting held on September 18, 2015, Vantagepoint Investment Advisers, LLC (“VIA”) recommended, and the Board of Directors of The Vantagepoint Funds approved, the termination of Victory Capital Management Company Inc. (“Victory”) as a subadviser to the Vantagepoint Growth Fund (“Growth Fund”) and the appointment of Fred Alger Management, Inc. (“Alger”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”), each as a new subadviser to the Growth Fund. Effective at the close of business on October 2, 2015, Victory will cease managing assets of the Growth Fund and effective October 5, 2015, Alger and T. Rowe Price will begin managing assets of the Growth Fund. Columbus Circle Investors and Westfield Capital Management Company, LP continue to serve as subadvisers to the Growth Fund.

As a result of the above, the following changes are made to the Prospectus effective October 5, 2015.

The information referring to Victory on pages 20 and 125 of the Prospectus is hereby deleted.

The following replaces the information found in the “Annual Fund Operating Expenses” table and “Example” on page 18 of the Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	T Shares	Investor Shares
Management fees[1]	0.43%	0.43%
Other expenses	0.13%	0.38%
Total annual fund operating expenses[1]	0.56%	0.81%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
T Shares	$57	$179	$313	$701
Investor Shares	$83	$259	$450	$1,002

1

The following information should be added to the section titled “Management – Subadvisers” on pages 19-20 of the Prospectus.

Fred Alger Management, Inc.

Name	Title with Subadviser	Length of Service
Patrick Kelly	Executive Vice President	Portfolio Manager of the Fund since October 2015

Ankur Crawford	Senior Vice President	Portfolio Manager of the Fund since October 2015

T. Rowe Price Associates, Inc.

Name	Title with Subadviser	Length of Service
Larry J. Puglia, CPA, CFA	Vice President	Portfolio Manager of the Fund since October 2015

In addition, the following should be added to the section titled “Subadvisers and Portfolio Managers” on pages 124-125 of the Prospectus.

Fred Alger Management, Inc. (“Alger”), 360 Park Avenue South, New York, NY 10010, serves as a subadviser to the Fund employing a capital appreciation growth strategy. Alger’s capital appreciation growth strategy seeks long-term capital appreciation by investing in equity securities of companies that demonstrate promising growth potential. Alger has served as a subadviser since 2015.

Name	Five Year Business History	Role in Fund Management
Patrick Kelly	Joined Alger in 1999	Co-Portfolio Manager

Ankur Crawford	Joined Alger in 2004	Co-Portfolio Manager

T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, serves as a subadviser to the Fund employing a blue chip growth strategy. T. Rowe Price uses fundamental research to identify firms that it believes to be well-established in their industries and have potential for above-average earnings growth. T. Rowe Price has served as a subadviser since 2015.

Name	Five Year Business History	Role in Fund Management
Larry J. Puglia, CPA, CFA	Joined T. Rowe Price in 1990	Portfolio Manager

II.	Vantagepoint Diversifying Strategies Fund

Effective July 1, 2015, Larry Keele ceased serving as a portfolio manager to the portion of the Vantagepoint Diversifying Strategies Fund (“Diversifying Strategies Fund”) managed by Oaktree Capital Management, L.P. (“Oaktree”). Stuart Spangler continues to be a portfolio manager to the portion of the Diversifying Strategies Fund managed by Oaktree.

As a result of this change, the following should replace the table found in the Oaktree portion of the section titled “Management – Subadvisers” on page 39 of the Prospectus.

Name	Title with Subadviser	Length of Service
Stuart R. Spangler	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since January 2015

2

In addition, the following should replace the table found in the Oaktree portion of the section entitled “Subadvisers and Portfolio Managers” on page 131 of the Prospectus.

Name	Five Year Business History	Role in Fund Management
Stuart R. Spangler	Joined Oaktree in 1997	Portfolio Manager

Please retain this supplement for future reference.

SUPP-363-201509-1675

THE VANTAGEPOINT FUNDS

Supplement dated October 2, 2015 to the Statement of Additional Information dated May 1, 2015, as supplemented

This supplement changes the disclosure in the Statement of Additional Information (“SAI”) and provides new information that should be read together with the SAI and any supplements thereto.

VANTAGEPOINT GROWTH FUND

At a meeting held on September 18, 2015, Vantagepoint Investment Advisers, LLC (“VIA”) recommended, and the Board of Directors of The Vantagepoint Funds approved, the termination of Victory Capital Management Company Inc. (“Victory”) as a subadviser to the Vantagepoint Growth Fund (“Growth Fund”) and the appointment of Fred Alger Management, Inc. (“Alger”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”), each as a new subadviser to the Growth Fund. Effective at the close of business on October 2, 2015, Victory will cease managing assets of the Growth Fund and effective October 5, 2015, Alger and T. Rowe Price will begin managing assets of the Growth Fund. Columbus Circle Investors and Westfield Capital Management Company, LP continue to serve as subadvisers to the Growth Fund.

As a result of the above, the following changes are made to the SAI effective October 5, 2015.

The information referring to Victory Capital on pages 74 and 137-138 of the SAI is hereby deleted.

In addition, the following should be added to the table regarding the Growth Fund on page 82 of the SAI:

Fund/Subadviser*	Assets Managed	Fee	Amount Paid 12/31/12	Amount Paid 12/31/13	Amount Paid 12/31/14
Growth Fund Subadviser(s)
Alger**	First $250 million	0.375%	N/A	N/A	N/A
	Next $250 million	0.300%
	Over $500 million	0.275%
T. Rowe Price**	When assets managed by T. Rowe Price for the Growth Fund and the Growth & Income Fund in the aggregate (“AUM”) are below $100 million, the fee schedule is as follows:***		N/A	N/A	N/A

	First $50 million of AUM	0.50%
	Next $50 million of AUM, but below $100 million	0.45%
	When AUM reaches $100 million, the fee schedule is as follows:***

	First $250 million of AUM,	0.400%
	Next $250 million of AUM,	0.375%
	Next $500 million of AUM, but below $1 billion	0.350%
	When AUM reaches $1 billion, the fee schedule is as follows:***

	First $1 billion of AUM,	0.350%
	Over $1 billion of AUM	0.325%

*	Victory Capital Management Inc. (“Victory Capital”) ceased managing assets the Growth Fund at the close of business on October 2, 2015.
**	Alger and T. Rowe Price began serving as subadvisers of the Fund on October 5, 2015.
***	With regard to the T. Rowe Price fee schedule, assets of the portions of the Growth Fund and Growth & Income Fund managed by T. Rowe Price are aggregated for purposes of calculating T. Rowe Price’s effective fee rate for each of these Funds, which have identical fee schedules. Because of the aggregation of assets under these fee schedules, a decline in the amount of assets managed by T. Rowe Price in one Fund may have an impact on the effective fee rate paid to T. Rowe Price for the other Fund.

Transitional Credits

When AUM approaches or falls below the $100 million or $1 billion asset breakpoints and application of the fee schedule for that particular level of assets results in a fee that exceeds the minimum fee applicable to the next higher level of assets (“Next Level Minimum Fee”), T. Rowe Price will provide a transitional credit so that the dollar amount payable to T. Rowe Price is not more than the Next Level Minimum Fee.

The following should be added to the section titled “Subadvisers” on page 72 of the SAI.

Fred Alger Management, Inc. (“Alger”), 360 Park Avenue South, New York, NY 10010, serves as a subadviser to the Growth Fund. Alger is a wholly owned subsidiary of Alger Associates, Inc. (“Alger Associates”) a financial services holding company. Alger Associates and, indirectly, Alger, are controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, who own in the aggregate in excess of 99% of the voting rights of Alger Associates.

The following replaces the information relating to T. Rowe Price found in the section titled “Subadvisers” on page 74 of the SAI.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, serves as a subadviser to the Growth & Income Fund, Growth Fund and Equity Income Fund. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company listed on the Nasdaq National Market.

The following information should be added to the section titled “Additional Information Pertaining to Portfolio Managers of the Funds” on pages 87-153 of the SAI.

Alger

Alger reported the following regarding other accounts managed by portfolio manager(s) as of June 30, 2015.

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets (in millions)	Number	Total Assets (in millions)		Number	Total Assets (in millions)
Growth Fund
Patrick Kelly	7	13,097.3	4	686.3	**	58	5,178.7	*
Ankur Crawford	9	13,510.3	2	618.7		59	5,180.7	*

*	Includes one (1) other account with performance based fees.
**	Includes one (1) other pooled investment vehicle with performance based fees.

Potential Conflicts of Interest

Alger states that to seek to ensure that all clients are treated equitably, Alger has adopted policies and procedures that address the allocation of investment opportunities and execution of portfolio transactions, as well as personal trading by its employees. Nevertheless, Alger states that the portfolio manager is generally responsible for managing several accounts for several clients. Alger states that in addition to the Fund and other funds advised or sub-advised by Alger, these other accounts may include separate accounts and other investment vehicles. Moreover, Alger states that the size of these accounts can vary significantly from the size of the Fund. Alger states that potential conflicts of interest exist when a portfolio manager has responsibility and makes investment decisions involving such accounts. Alger states that while investment decisions for accounts are made with consideration of their respective investment objectives and constraints, availability of cash for investment, current holdings and size of investment positions, it is therefore possible that a particular security may be bought or sold for only one account, or in different amounts and at different times for different accounts. Alger states that to address this conflict, Alger has developed trade allocation policies and procedures designed to avoid action that would result in an intentional improper advantage or disadvantage to any one account managed by Alger. Accordingly, Alger states that transactions are generally allocated among accounts in a manner believed by Alger to be most equitable to each account, generally using a pro rata allocation methodology. Alger states that exceptions to pro rata allocation are made to recognize the investment needs and particular restrictions of each individual account, including but not limited to consideration of issuer concentration, industry exposure, asset class exposure, credit exposure, available cash, desire to eliminate and/or not establish de minimis positions, and to accounts with specialized investment policies and objectives.

The Firm states that Alger, and the Fund’s portfolio manager, furnish advisory services to numerous clients in addition to the Fund, and Alger may, consistent with applicable law, make investment decisions for other clients (including accounts that have potentially higher fees paid to Alger or in which a portfolio manager has personal investments) that may be the same as or different from those made for the Fund. In addition, Alger states that the Firm and its affiliates, including Fred Alger & Company, Incorporated, may or may not have an interest in the securities whose purchase and sale Alger recommends to the Fund. Alger states that actions with respect to securities of the same kind may be the same as or different than the action that Alger or any of its affiliates may take with respect to the same securities.

Compensation of Portfolio Managers

Alger states that an Alger portfolio manager’s compensation generally consists of salary and an annual bonus. In addition, portfolio managers are eligible for health and retirement benefits available to all Alger employees, including a 401(k) plan sponsored by Alger. Alger states that a portfolio manager’s base salary is typically a function of the portfolio manager’s experience (with consideration given to type, investment style and size of investment portfolios previously managed), performance of his or her job responsibilities, and financial services industry peer comparisons. Alger states that base salary is generally a fixed amount that is subject to an annual review. Alger states that the annual bonus is variable from year to year, and considers various factors, including:

1.	the Firm’s overall financial results and profitability;

2.	the Firm’s overall investment management performance;

3.	current year’s and prior years’ pre-tax investment performance (both relative and absolute) of the portfolios for which the individual is responsible based on the benchmark of each such portfolio;

4.	qualitative assessment of an individual’s performance with respect to the Firm’s investment process and standards; and

5.	the individual’s leadership contribution within the Firm.

Alger states that while the benchmarks and peer groups used in determining a portfolio manager’s compensation may change from time to time, Alger may refer to benchmarks, such as those provided by Russell Investments and S&P’s, and peer groups, such as those provided by Lipper Inc. and Morningstar Inc., that are widely-recognized by the investment industry.

Alger states that the Alger Profit Participation Plan gives key personnel the opportunity to have equity-like participation in the long-term growth and profitability of the Firm. Alger states that there is broad participation in the program amongst the investment professionals, and reinforces our analysts the portfolio managers’ commitment to generating superior investment performance for the firm’s clients. The awards are invested in Alger mutual funds and have a four year vesting schedule. Alger states that the total award earned can increase or decrease with the firm’s investment and earnings results over the four year period.

Additionally, Alger states that the Alger Partners Plan provides key investment executives with phantom equity that allows participants to pro rata rights to growth in the Firm’s book value, dividend payments and participation in any significant corporate transactions (e.g. partial sale, initial public offering, merger, etc.). Alger states that the Firm does not have a limit on the overall percentage of the Firm’s value it will convey through this program. Further, Alger states that participation in this program will be determined annually.

The following replaces the information regarding Mr. Puglia should replace the information in the table relating to T. Rowe Price within the section titled “Additional Information Pertaining to Portfolio Managers of the Funds” on pages 131 of the SAI.

T. Rowe Price reported the following regarding other accounts managed by Mr. Puglia as of June 30, 2015.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Growth & Income Fund and Growth Fund
Larry J. Puglia	10	$39,773.8	1	$316.5	20	$9,231.4

The following should be added to the section titled “Portfolio Manager Ownership of Fund Shares” on page 156 of the SAI.

As of June 30, 2015, neither Mr. Kelly nor Ms. Crawford owned shares of the Growth Fund.

As of June 30, 2015, Mr. Puglia did not own shares of the Growth & Income Fund or the Growth Fund.

VANTAGEPOINT GROWTH & INCOME FUND

The following should replace the information regarding T. Rowe Price in the table regarding the Vantagepoint Growth & Income Fund on page 81 of the SAI effective October 5, 2015:

Fund/Subadviser	Assets Managed	Fee	Amount Paid 12/31/12	Amount Paid 12/31/13	Amount Paid 12/31/14
Growth & Income Fund Subadviser(s)
T. Rowe Price[8]	When assets managed by T. Rowe Price for the Growth Fund and the Growth & Income Fund in the aggregate (“AUM”) are below $100 million, the fee schedule is as follows:*
	First $50 million of AUM	0.50%
	Next $50 million of AUM, but	0.45%
	below $100 million		$1,171,969	$1,319,509	$1,540,564
	When AUM reaches $100 million, the fee schedule is as follows:*
	First $250 million of AUM,	0.400%
	Next $250 million of AUM,	0.375%
	Next $500 million of AUM, but below $1 billion	0.350%
	When AUM reaches $1 billion, the fee schedule is as follows:*
	First $1 billion of AUM,	0.350%
	Over $1 billion of AUM	0.325%

8	On October 5, 2015, the fee schedule charged by T. Rowe Price was replaced with the above fee schedule. Prior to this date, the fee schedule charged by T. Rowe Price was: 0.40% for the first $250 million of assets managed, 0.375% for the next $250 million, and 0.35% on assets managed over $500 million. T. Rowe Price has agreed to voluntarily waive a portion of its subadvisory fees for the Fund. For the fiscal years ended December 31, 2012, 2013 and 2014, the waiver equaled $76,853, $93,010 and $96,276 respectively.
*	With regard to the T. Rowe Price fee schedule, assets of the portions of the Growth Fund and Growth & Income Fund managed by T. Rowe Price are aggregated for purposes of calculating T. Rowe Price’s effective fee rate for each of these Funds, which have identical fee schedules. Because of the aggregation of assets under these fee schedules, a decline in the amount of assets managed by T. Rowe Price in one Fund may have an impact on the effective fee rate paid to T. Rowe Price for the other Fund.

Transitional Credits

When AUM approaches or falls below the $100 million or $1 billion asset breakpoints and application of the fee schedule for that particular level of assets results in a fee that exceeds the minimum fee applicable to the next higher level of assets (“Next Level Minimum Fee”), T. Rowe Price will provide a transitional credit so that the dollar amount payable to T. Rowe Price is not more than the Next Level Minimum Fee.

VANTAGEPOINT DIVERSIFYING STRATEGIES FUND

Effective July 1, 2015, Larry Keele ceased serving as a portfolio manager to the portion of the Vantagepoint Diversifying Strategies Fund (“Diversifying Strategies Fund”) managed by Oaktree Capital Management, L.P. (“Oaktree”). Stuart Spangler continues to be a portfolio manager to the portion of the Diversifying Strategies Fund managed by Oaktree.

As a result of this change, the information regarding Mr. Keele should be deleted from the table relating to Oaktree within the section titled “Additional Information Pertaining to Portfolio Managers of the Funds” on page 111 of the SAI. The information regarding Mr. Spangler remains unchanged.

INFORMATION ABOUT OFFICERS

Effective September 18, 2015, the Board of Directors of The Vantagepoint Funds (the “Trust”) appointed Mr. Michael Guarasci as Treasurer of the Trust, replacing Gregory Dyson. Accordingly, the following changes are made to the SAI.

Information regarding Mr. Dyson in the Officers table on page 56 of the SAI is hereby deleted and the following should be added to that same table.

Name and Age	Positions Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Michael Guarasci (55)	Treasurer	Since September 2015	Senior Vice President and Chief Financial Officer—ICMA Retirement Corporation (September 2015 – present); Treasurer— Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, and ICMA-RC Services, LLC (broker-dealer) (September 2015 – present); Chief Financial Officer—InfraredX, Inc. (life sciences company) (December 2012 – April 2015); Chief Operating Officer—Indus Capital Partners, LLC (asset management firm) (October 2007 – December 2012)	N/A

Please retain this supplement for future reference.

PROXY VOTING POLICIES

The following should be added to Appendix B (“Proxy Voting Policies”) in the SAI.

Fred Alger Management, Inc. (“Alger”)

I. Overview

Fred Alger Management, Inc. (“Alger”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), generally has discretionary authority over its clients’ accounts and is responsible for voting proxies of securities held in client accounts for which clients have given Alger voting authority. Alger views the responsibility its clients have entrusted to it seriously and has developed the following policies and procedures to ensure that proxies are voted in its clients’ best interests.

Rule 206(4)-6 of the Advisers Act requires registered investment advisers, which have discretionary authority to vote the proxies held in their clients’ accounts, to (1) adopt and implement written policies and procedures reasonably designed to ensure that they vote proxies in the best interests of their clients; (2) describe their proxy voting policies and procedures to their clients and upon request, provide copies of such policies and procedures; and (3) disclose to clients how they may obtain information on how the investment adviser voted their proxies.

Rule 204-2 of the Advisers Act requires that registered investment advisers maintain records of its proxy voting policies and procedures; proxy statements received; votes cast on behalf of clients; client requests for proxy voting information; and documents prepared by the investment adviser that were material to making a voting decision.

II. Proxy Voting Process

Alger’s Trade Account Administration group is responsible for supervising the proxy voting process; setting up new accounts; determining the accounts for which Alger has proxy voting responsibilities; and maintaining appropriate proxy voting policies and procedures and records.

Certain clients authorize Alger to vote the proxies of securities held in their accounts. Alger has delegated its proxy voting authority for such clients to Institutional Shareholder Services Inc. (“ISS”), a leading proxy voting service provider. ISS issues voting recommendations and casts votes on the proxies based strictly on a pre- determined voting policy intended to vote proxies in the clients’ best interests. To view ISS’s proxy voting policy go to www.issgovernance.com and proceed to the policy gateway tab. ISS evaluates how a proxy item will affect shareholders’ interests, and recommends votes intended to serve shareholders’ best interests.

Additionally, some clients may have their own specific proxy voting guidelines. For such clients, Alger delegates the voting authority to ISS, based on the clients’ instructions. A number of clients have notified Alger that they will vote the proxies for their accounts. Alger does not take any action with respect to proxy voting for these clients.

Alger’s Trade Account Administration group monitors ISS at least monthly to review upcoming shareholder meetings and to verify that proxies for the previous month were voted. Alger has access to ISS through a website that indicates when a proxy vote is due, provides an analysis of each proxy proposal, and indicates how ISS intends to vote the proxy based on its proxy policies.

An Alger analyst recommending an override of ISS’s voting recommendation must submit a written proposal to Alger’s Chief Investment Officer (“CIO”) outlining the reasons for the override. The CIO will make the voting determination. Alger’s Chief Compliance Officer will determine whether any conflicts exist. If not, the Trade Account Administration group will notify ISS of Alger’s vote. If a conflict does exist, the Chief Administrative Officer and Chief Compliance Officer will confer with Alger’s Chief Legal Officer, who will determine how to cast the vote. All determinations will be documented and reviewed by the Compliance & Controls Committee.

Alger or ISS, on Alger’s behalf, maintains records of proxy statements received; votes cast on behalf of clients; client requests for proxy voting information; and documents prepared by the respective investment adviser that were material to making a voting decision. Such records are maintained in an easily accessible place for a period of not less than 5 years in an appropriate office of Alger or ISS. In the event that ISS maintains such records, ISS will provide such records to Alger promptly upon Alger’s request.

III. Conflicts of Interest

ISS issues voting recommendations and casts proxy votes strictly in accordance with its pre-determined proxy voting guidelines, which Alger believes are in the best interests of its clients. ISS will generally disclose any conflicts of interest it has, and recommend a vote that follows its proxy voting policies. To the extent ISS has a material conflict of interest with the company whose proxies are at issue, it may recuse itself from voting proxies. In such cases, Alger will vote those proxies strictly in accordance with ISS’ pre- determined proxy voting guidelines with due consideration for the clients’ best interests.

IV. Client Disclosure

Alger will provide its clients with a description of its proxy voting policies and procedures; disclose to clients that they may obtain ISS’ actual proxy voting policies and procedures by accessing www.issgovernance.com and proceeding to the policy gateway tab; and disclose to clients that they may obtain information about ISS’ proxy voting policies and how the investment adviser voted their proxies by calling toll-free (800) 223-3810. Such description and disclosure will be provided by mail. The Trade Account Administration group will provide clients with records of how the investment adviser voted their proxies upon request.

V. How to Obtain Further Information

For mutual fund shareholders, Alger’s voting record is available at www.alger.com. For separate accounts, please contact your Client Service Manager (212) 806-8800.